Managers AMG Funds - Essex Small/Micro Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - Essex Small/Micro Cap Growth Fund
Essex Small/Micro Cap Growth Fund
INVESTMENT OBJECTIVE
The Essex Small/Micro Cap Growth Fund's (the "Fund") investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invests at least $25,000 in Class A shares of funds within the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge
Reductions and Waivers" on page 13 of the Fund's prospectus and "Reductions and
Waivers of Sales Charges" on page 43 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers AMG Funds - Essex Small/Micro Cap Growth Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	[1]	1.00%
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG Funds - Essex Small/Micro Cap Growth Fund		Class A	Class C
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.20%	0.20%
Total Annual Fund Operating Expenses	[1]	1.45%	2.20%
[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.49% and 2.24% of the average daily net assets of Class A and Class C shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund's contractual expense limitation. The contractual expense limitation can only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your cost would be:
Expense Example Managers AMG Funds - Essex Small/Micro Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	714	1,007	1,322	2,210
Class C	323	688	1,180	2,534

The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Managers AMG Funds - Essex Small/Micro Cap Growth Fund Class C	223	688	1,180	2,534

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of small-capitalization U.S. companies.

Essex Investment Management Company, LLC ("Essex") generally considers a company to be a "small-capitalization" company if, at the time of purchase, its market capitalization is less than or equal to the market capitalization of the largest company included within the Russell 2000 ® Growth Index. As of the latest reconstitution of the Index on May 31, 2012, the market capitalization of the largest company included in the Russell 2000® Growth Index was approximately
$2.6 billion. This figure may fluctuate as market conditions change and during periods of increased market volatility. The Fund's investments include U.S.
micro-cap companies, which, at the time of purchase, have capitalizations that place them among the smallest 5% of companies listed on U.S. exchanges or in over the counter (OTC) markets. The Fund currently invests a significant portion of its assets in companies in the technology and health care sectors. In addition, the Fund may also invest in foreign securities, primarily in the form of American
Depositary Receipts ("ADRs") and emerging market securities.

Essex serves as subadvisor to the Fund and applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, Essex:

  •    Selects companies that demonstrate accelerating growth in earnings and revenues that Essex believes are undervalued given their financial strength.

  •    Invests in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics.

  •    Reviews and evaluates each company's financial statements, sales and expense trends, earnings estimates, market position, and industry outlook.

  •    Values a company against its history, industry, and the market to identify a relatively undervalued stock as compared to its potential growth.

  •    Sells all or part of the Fund's holdings in a particular stock if the valuation is no longer attractive compared with expectations of the Fund's long-term growth.

While Essex is committed to a small-cap and micro-cap focus for the overall portfolio,
Essex may decide to keep a company's stock if it has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Growth Index, as described above.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Emerging Markets Risk-investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology, industrials, and health care sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Companies in the health care sector may be affected by government regulation, government approval of products and services, technological obsolescence, patent expirations, product liability or other litigation, and changes in governmental and private payment systems.

Small- and Micro-Capitalization Stock Risk-the stocks of small- and micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart and table includes performance of the Fund's predecessor, a 401(k) plan trust (the "Predecessor Account"), for periods prior to the Fund's inception on June 25, 2002. The Predecessor Account was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed on registered mutual funds.
If the Predecessor Account had been registered, its performance may have been adversely affected. The Predecessor Account was also subject to different fees and expenses than the Fund.

Prior to March 1, 2006, the Fund had a single share class, which did not carry a front-end sales charge (load). On March 1, 2006, the existing shares were redesignated as Class A shares. Performance for Class A shares below is based on the performance of the Fund prior to March 1, 2006, and performance for Class A shares shown in the table is adjusted to reflect the sales charge applicable to
Class A shares.
Calendar Year Total Returns as of 12/31/11 (Class A)

Best Quarter: 27.07% (2nd Quarter 2003) Worst Quarter: -29.43% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers AMG Funds - Essex Small/Micro Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	15.90%	(2.84%)	4.95%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	15.90%	(2.87%)	4.71%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	10.34%	(2.39%)	4.25%
Class C	Class C Return Before Taxes	12.34%	(2.42%)		(2.71%)	Mar. 01, 2006
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%	2.17%	Mar. 01, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.